Long-Term Debt (Schedule Of Repayments, Maturities and Other) (Detail) (CC Finco, LLC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
CC Finco, LLC [Member]
Debt Instrument [Line Items]
Principal amount of debt repurchased	$ 80,000
Purchase accounting adjustments	(20,476)
Gain recorded in "Loss on extinguishment of debt"	(4,274)
Cash paid for repurchases of long-term debt	$ 55,250